BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS
Schedule of bank borrowings

	At December 31, 2014	At December 31, 2015
	$	$
Bank borrowings	796,739	1,631,858

Analysis as:
Short-term	655,926	961,639
Long-term, current portion	37,202	107,392

Subtotal for short-term	693,128	1,069,031
Long-term, non-current portion	103,611	562,827

Borrowings from non-banking institutions	63,074	131,295

Analysis as:
Short-term	14,708	53,899
Long-term, current portion	17,677	33,646
Long-term, non-current portion	30,689	43,750

Total	859,813	1,763,153

Schedule of components of the Company's short-term borrowings

	At December 31, 2014	At December 31, 2015
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	120,772	139,412
Short-term bank borrowings secured by inventories	35,882	12,926
Short-term bank borrowings guaranteed by Dr. Shawn Qu	57,419	—
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	91,270	302,379
Short-term bank borrowings secured by project assets and solar power systems	45,149	189,222
Short-term borrowings secured by equity	—	76,837
Unsecured short-term borrowings	305,434	240,863
Long-term borrowings due within one year
Long-term bank borrowings due within one year secured by inventories	—	46
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	5,034	13,327
Long-term borrowings due within one year secured by project assets and solar power systems	587	83,264
Long-term borrowings due within one year secured by restricted cash	19,400	—
Long-term bank borrowings due within one year secured by equity	—	308
Unsecured long-term borrowings due within one year	12,181	10,447

	693,128	1,069,031
Borrowings from non-banking institutions
Short-term borrowings secured by restricted cash	—	53,899
Long-term borrowings due within one year secured by project assets	16,150	32,568
Unsecured long-term borrowings due within one year	1,527	1,078
Unsecured short-term borrowings	14,708	—

	32,385	87,545

Total	725,513	1,156,576

Schedule of components of the Company's long-term borrowings

	At December 31, 2014	At December 31, 2015
	$	$
Bank borrowings
Unsecured long-term bank borrowings	50,162	10,124
Long-term bank borrowings secured by project assets and solar power systems	43,749	162,993
Long-term bank borrowings secured by property, plant and equipment	—	13,327
Long-term bank borrowings secured by equity	—	376,383
Long-term bank borrowings secured by restricted cash	9,700	—
Borrowings from non-banking institutions	—	—
Long-term borrowings secured by project assets and solar power systems	15,219	13,745
Unsecured long-term borrowings	15,470	30,005

Total	134,300	606,577

Schedule of future principal repayments on the long-term borrowings

2016	141,038
2017	288,081
2018	211,557
2019	3,696
2020 and thereafter	103,243

Total	747,615
Less: future principal repayment related to long-term borrowings, current portion	(141,038)

Total long-term portion	$606,577

Schedule of interest expense

	Years Ended December 31
	2013	2014	2015
	$	$	$
Interest capitalized—project assets	17,293	10,304	102
Interest capitalized—solar power system	—	—	23,328
Interest capitalized—property, plant and equipment	348	203	912
Interest expense	46,244	48,906	54,148

Total interest incurred	63,885	59,413	78,490